Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Contract with Customer, Asset and Liability
The following table is a summary of deferred revenues (in thousands):

	December 31,
	2018	2017
New Venture	$5,797	$6,548
Imaging Services	307	676
Devices	626	633
Optimization Software & Services	980	1,053
Total	$7,710	$8,910

The changes in deferred revenues were as follows (in thousands):

Deferred revenue at December 31, 2017	$8,910
Cash collected in excess of revenue recognized	25,234
Recognition of deferred revenue (a)	(26,434)
Deferred revenue at December 31, 2018	$7,710
(a)    The majority of deferred revenue recognized relates to Company’s Ventures group.
The following table is a summary of unbilled receivables (in thousands):

	December 31,
	2018	2017
New Venture	$38,430	$33,183
Imaging Services	5,075	4,121
Devices	527	—
Total	$44,032	$37,304

The changes in unbilled receivables were as follows (in thousands):

Unbilled receivables at December 31, 2017	$37,304
Recognition of unbilled receivables	153,611
Revenues billed to customers	(146,883)
Unbilled receivables at December 31, 2018	$44,032